Total Capital and Net Income Per Common Unit - Additional Information - Incentive Distribution Rights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends Payable [Line Items]
Exceeded cash distributions per unit (USD per unit) (less than)		$ 0.04	$ 0.24
Common Units
Dividends Payable [Line Items]
Exceeded cash distributions per unit (USD per unit) (less than)	$ 0.35	$ 0.35	$ 0.35